CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Class A [Member]	Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Beginning balance at Mar. 31, 2023	$ 673.0			$ 14.2	$ 0.0	$ 149.3	$ (12.8)	$ 555.4	$ (33.1)
Beginning balance (in shares) at Mar. 31, 2023				1,024,677,252	398,889,814
Net income	501.5							501.5
Other comprehensive income (loss), net	(13.7)								(13.7)
Common shares issued (in shares)				100,000
Shares acquired by Employee Share Trust	(88.3)						(88.3)
Share-based compensation expense	91.3					91.3
Exercise of share awards	1.3					(68.1)	31.0	38.4
Ending balance at Mar. 31, 2024	1,165.1			$ 14.2	$ 0.0	172.5	(70.1)	1,095.3	(46.8)
Ending balance, (in shares) at Mar. 31, 2024				1,024,777,252	398,889,814
Net income	550.3							550.3
Other comprehensive income (loss), net	35.6								35.6
Common shares issued / redeemed (Shares)				223,000	(155,305,559)
Shares acquired by Employee Share Trust	(90.5)						(90.5)
Share-based compensation expense	75.3					75.3
Exercise of share awards	1.6					(84.3)	75.6	10.3
Ending balance at Mar. 31, 2025	1,737.4			$ 14.2	$ 0.0	163.5	(85.0)	1,655.9	(11.2)
Ending balance, (in shares) at Mar. 31, 2025		1,025,000,252	243,584,255	1,025,000,252	243,584,255
Net income	498.7							498.7
Other comprehensive income (loss), net	67.7								67.7
Common shares issued / redeemed (Shares)				672,000	(34,700,987)
Shares acquired by Employee Share Trust	(474.0)						(474.0)
Share-based compensation expense	95.5					95.5
Exercise of share awards	(0.1)					(92.8)	136.2	(43.5)
Ending balance at Mar. 31, 2026	$ 1,925.2			$ 14.2	$ 0.0	$ 166.2	$ (422.8)	$ 2,111.1	$ 56.5
Ending balance, (in shares) at Mar. 31, 2026		1,025,672,252	208,883,268	1,025,672,252	208,883,268